United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Six months ended 04/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	FSTRX
Institutional	FMSTX
Service	FSTKX

Federated MDT Stock Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2014 through April 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financial Services	29.2%
Health Care	12.3%
Public Utilities	9.8%
Energy	9.7%
IT Services	9.5%
Consumer Cyclicals	9.4%
Capital Goods	7.0%
Consumer Staples	5.1%
Basic Industries	3.7%
Consumer Durables	1.5%
Transportation	0.5%
Semiconductors & Semiconductor Equipment	0.2%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Basic Industries—3.7%
38,300		Avery Dennison Corp.	$2,129,097
72,302		Bunge Ltd.	6,244,724
77,200		Domtar, Corp.	3,336,584
34,068		Freeport-McMoRan, Inc.	792,762
25,000		International Paper Co.	1,343,000
42,800		Mosaic Co./The	1,883,200
18,900		Pentair PLC	1,174,635
83,700		United States Steel Corp.	2,010,474
		TOTAL	18,914,476
		Capital Goods—7.0%
70,300		AGCO Corp.	3,621,153
22,100		Babcock & Wilcox Co.	714,272
32,018		Caterpillar, Inc.	2,781,724
24,695		Deere & Co.	2,235,391
28,661		Eaton Corp. PLC	1,969,871
92,030		General Cable Corp.	1,501,009
37,866		General Dynamics Corp.	5,199,759
27,147		General Electric Co.	735,141
41,800		Jacobs Engineering Group, Inc.	1,791,548
37,010		Northrop Grumman Corp.	5,701,020
27,900		OshKosh Truck Corp.	1,502,136
8,466		Parker-Hannifin Corp.	1,010,502
60,100		Pitney Bowes, Inc.	1,344,437
22,700		SPX Corp.	1,747,900
37,100		Terex Corp.	1,018,766
74,800		Trinity Industries, Inc.	2,026,332
12,900	[1]	WESCO International, Inc.	930,606
		TOTAL	35,831,567
		Consumer Cyclicals—9.4%
54,815		Abercrombie & Fitch Co., Class A	1,232,241
60,500		Best Buy Co., Inc.	2,096,325
22,000		Big Lots, Inc.	1,002,540
128,945		CVS Health Corp.	12,802,949
7,936		Darden Restaurants, Inc.	506,079
49,802		Dillards, Inc., Class A	6,553,445
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
30,100		Foot Locker, Inc.	$1,789,445
17,900		Guess ?, Inc.	327,749
92,507		Kohl's Corp.	6,628,126
6,400		Lowe's Cos., Inc.	440,704
29,415		Manpower, Inc.	2,509,982
64,100	[1]	News Corp., Inc.	1,011,498
72,855		Target Corp.	5,743,160
74,396		Wal-Mart Stores, Inc.	5,806,608
		TOTAL	48,450,851
		Consumer Durables—1.5%
170,300		Ford Motor Co.	2,690,740
100,200		General Motors Co.	3,513,012
15,800		Lear Corp.	1,754,274
		TOTAL	7,958,026
		Consumer Staples—5.1%
197,200		Archer-Daniels-Midland Co.	9,639,136
22,100		Coca-Cola Enterprises, Inc.	981,461
86,900		ConAgra Foods, Inc.	3,141,435
10,329		Energizer Holdings, Inc.	1,411,148
54,600		Ingredion, Inc.	4,335,240
22,021		Newell Rubbermaid, Inc.	839,661
76,600		Pilgrim's Pride Corp.	1,892,020
83,400		Whole Foods Market, Inc.	3,983,184
		TOTAL	26,223,285
		Energy—9.7%
29,400	[1]	Cameron International Corp.	1,611,708
92,300		Chesapeake Energy Corp.	1,455,571
29,954		Chevron Corp.	3,326,691
28,300		Diamond Offshore Drilling, Inc.	947,201
48,800		Exxon Mobil Corp.	4,263,656
35,381		Hess Corp.	2,720,799
147,974		Marathon Oil Corp.	4,601,991
3,500		Marathon Petroleum Corp.	344,995
73,818		Murphy Oil Corp.	3,514,475
82,400		Nabors Industries Ltd.	1,376,080
88,883		National-Oilwell, Inc.	4,836,124
19,900	[1]	Oil States International, Inc.	947,041
76,800		Phillips 66	6,091,008
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Energy—continued
45,200	Superior Energy Services, Inc.	$1,152,600
227,244	Valero Energy Corp.	12,930,184
	TOTAL	50,120,124
	Financial Services—29.2%
31,279	Ace Ltd.	3,346,540
16,400	Aflac, Inc.	1,033,856
25,200	Allied World Assurance Holdings Ltd.	1,036,728
93,832	Allstate Corp.	6,536,337
8,100	American Financial Group, Inc.	511,920
115,000	American International Group, Inc.	6,473,350
31,407	Ameriprise Financial, Inc.	3,934,669
34,260	Assurant, Inc.	2,105,620
107,900	Assured Guaranty Ltd.	2,804,321
494,186	Bank of America Corp.	7,872,383
55,400	Bank of New York Mellon Corp.	2,345,636
107,128	BB&T Corp.	4,101,931
53,600	Capital One Financial Corp.	4,333,560
16,300	Chubb Corp.	1,603,105
34,180	CIGNA Corp.	4,260,195
86,600	Citigroup, Inc.	4,617,512
71,734	Comerica, Inc.	3,400,909
35,250	Everest Re Group Ltd.	6,306,577
317,900	Fifth Third Bancorp	6,358,000
257,223	First Horizon National Corp.	3,665,428
17,200	GATX Corp.	935,680
32,345	Goldman Sachs Group, Inc.	6,353,205
22,200	Hartford Financial Services Group, Inc.	905,094
205,034	JPMorgan Chase & Co.	12,970,451
137,200	KeyCorp	1,982,540
31,100	Lincoln National Corp.	1,756,839
58,804	Morgan Stanley	2,193,977
111,300	Navient Corp.	2,174,802
17,353	Northern Trust Corp.	1,269,372
79,068	PNC Financial Services Group	7,252,908
59,100	Popular, Inc.	1,916,613
113,150	Prudential Financial, Inc.	9,233,040
126,911	The Travelers Cos., Inc.	12,831,971
17,600	Validus Holdings Ltd.	736,208
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
194,852		Wells Fargo & Co.	$10,736,345
29,435		Zions Bancorp	834,041
		TOTAL	150,731,663
		Health Care—12.3%
94,666		Aetna, Inc.	10,116,955
39,800	[1]	Alere, Inc.	1,889,704
60,874		Anthem, Inc.	9,187,713
34,900	[1]	Boston Scientific Corp.	621,918
28,224		Cardinal Health, Inc.	2,380,412
43,700	[1]	HCA, Inc.	3,234,237
4,181	[1]	Health Net, Inc.	220,130
21,000		Hill-Rom Holdings, Inc.	1,048,740
13,712		Humana, Inc.	2,270,707
24,359		Johnson & Johnson	2,416,413
113,300		Merck & Co., Inc.	6,748,148
305,700		Pfizer, Inc.	10,372,401
41,322		Quest Diagnostics, Inc.	2,951,217
88,490		UnitedHealth Group, Inc.	9,857,786
		TOTAL	63,316,481
		IT Services—9.5%
20,000		Arrow Electronics, Inc.	1,194,200
103,486		Avnet, Inc.	4,411,608
56,400		CA, Inc.	1,791,828
208,450		Cisco Systems, Inc.	6,009,613
42,300		Computer Sciences Corp.	2,726,235
76,243		Corning, Inc.	1,595,766
59,600		EMC Corp.	1,603,836
30,700		GameStop Corp.	1,183,178
176,500		Hewlett-Packard Co.	5,819,205
95,604	[1]	Ingram Micro, Inc., Class A	2,405,397
40,200		Jabil Circuit, Inc.	905,304
55,500		Juniper Networks, Inc.	1,466,865
10,900		Lam Research Corp.	823,822
15,856		Lexmark International, Inc., Class A	703,848
77,200		NetApp, Inc.	2,798,500
86,600		Symantec Corp.	2,158,505
83,606	[1]	Tech Data Corp.	4,712,870
210,457		Vishay Intertechnology, Inc.	2,668,595
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
41,300		Western Digital Corp.	$4,036,662
		TOTAL	49,015,837
		Public Utilities—9.8%
85,100		AES Corp.	1,127,575
14,300		Ameren Corp.	585,442
43,000		American Electric Power Co., Inc.	2,445,410
291,901		AT&T, Inc.	10,111,451
257,020		CenturyLink, Inc.	9,242,439
58,857		Consolidated Edison Co.	3,622,648
37,100		Edison International	2,260,874
97,209		Entergy Corp.	7,502,591
39,900		Exelon Corp.	1,357,398
108,574		P G & E Corp.	5,745,736
148,298		Public Service Enterprises Group, Inc.	6,160,299
18,400		Telephone and Data System, Inc.	491,464
		TOTAL	50,653,327
		Semiconductors & Semiconductor Equipment—0.2%
37,600		Intel Corp.	1,223,880
		Transportation—0.5%
55,300		Delta Air Lines, Inc.	2,468,592
		TOTAL COMMON STOCKS (IDENTIFIED COST $434,007,920)	504,908,109
		INVESTMENT COMPANY—1.8%
9,617,413	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	9,617,413
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $443,625,332)[4]	514,525,522
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	1,334,705
		TOTAL NET ASSETS—100%	$515,860,227
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout each Period)
	Six Months Ended (unaudited) 4/30/2015	Period Ended 10/31/2014[1]
Net Asset Value, Beginning of Period	$29.89	$28.47
Income From Investment Operations:
Net investment income	0.17	0.13
Net realized and unrealized gain on investments	0.96	1.44
TOTAL FROM INVESTMENT OPERATIONS	1.13	1.57
Less Distributions:
Distributions from net investment income	(0.18)	(0.15)
Distributions from net realized gain on investments	(2.06)	—
TOTAL DISTRIBUTIONS	(2.24)	(0.15)
Net Asset Value, End of Period	$28.78	$29.89
Total Return[2]	3.88%	5.51%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.99%[3]
Net investment income	1.13%[3]	1.04%[3]
Expense waiver/reimbursement[4]	0.23%[3]	0.26%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,355	$3,518
Portfolio turnover	37%	34%[5]
1	Reflects operations for the period from May 1, 2014 (date of initial investment) to October 31, 2014.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,				Period Ended 10/31/2010[1]
		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.90	$28.56	$22.30	$22.52	$21.33	$20.13
Income From Investment Operations:
Net investment income	0.20	0.37	0.41[2]	0.26	0.23	0.09
Net realized and unrealized gain on investments	0.96	4.54	7.58	2.69	1.15	1.22
TOTAL FROM INVESTMENT OPERATIONS	1.16	4.91	7.99	2.95	1.38	1.31
Less Distributions:
Distributions from net investment income	(0.21)	(0.34)	(0.41)	(0.30)	(0.19)	(0.11)
Distributions from net realized gain on investments	(2.06)	(3.23)	(1.32)	(2.87)	—	—
TOTAL DISTRIBUTIONS	(2.27)	(3.57)	(1.73)	(3.17)	(0.19)	(0.11)
Net Asset Value, End of Period	$28.79	$29.90	$28.56	$22.30	$22.52	$21.33
Total Return[3]	3.98%	18.93%	38.21%	14.88%	6.51%	6.53%
Ratios to Average Net Assets:
Net expenses	0.77%[4]	0.77%	0.77%	0.77%	0.77%	0.76%[4]
Net investment income	1.40%[4]	1.26%	1.62%	1.28%	1.00%	0.67%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.23%	0.24%	0.28%	0.27%	0.30%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$201,285	$165,122	$39,056	$33,523	$20,353	$19,986
Portfolio turnover	37%	34%	77%	121%	169%	167%[6]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.90	$28.56	$22.31	$22.53	$21.34	$19.62
Income From Investment Operations:
Net investment income	0.17	0.30	0.35[1]	0.23	0.18	0.14
Net realized and unrealized gain on investments	0.96	4.55	7.57	2.67	1.15	1.73
TOTAL FROM INVESTMENT OPERATIONS	1.13	4.85	7.92	2.90	1.33	1.87
Less Distributions:
Distributions from net investment income	(0.18)	(0.28)	(0.35)	(0.25)	(0.14)	(0.15)
Distributions from net realized gain on investments	(2.06)	(3.23)	(1.32)	(2.87)	—	—
TOTAL DISTRIBUTIONS	(2.24)	(3.51)	(1.67)	(3.12)	(0.14)	(0.15)
Net Asset Value, End of Period	$28.79	$29.90	$28.56	$22.31	$22.53	$21.34
Total Return[2]	3.87%	18.68%	37.85%	14.63%	6.31%	9.57%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.99%	0.99%	0.99%	0.99%	0.98%
Net investment income	1.19%[3]	1.06%	1.39%	1.08%	0.78%	0.68%
Expense waiver/reimbursement[4]	0.22%[3]	0.23%	0.25%	0.28%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$305,220	$313,714	$228,665	$178,109	$179,981	$201,387
Portfolio turnover	37%	34%	77%	121%	169%	167%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investments in securities, at value including $9,617,413 of investment in an affiliated holding (Note 5) (identified cost $443,625,332)		$514,525,522
Receivable for investments sold		11,697,939
Receivable for shares sold		470,023
Income receivable		456,209
TOTAL ASSETS		527,149,693
Liabilities:
Payable for investments purchased	$10,211,989
Payable for shares redeemed	990,397
Payable for other service fees (Notes 2 and 5)	64,845
Accrued expenses (Note 5)	22,235
TOTAL LIABILITIES		11,289,466
Net assets for 17,919,029 shares outstanding		$515,860,227
Net Assets Consists of:
Paid-in capital		$428,086,918
Net unrealized appreciation of investments		70,900,190
Accumulated net realized gain on investments		16,600,827
Undistributed net investment income		272,292
TOTAL NET ASSETS		$515,860,227
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($9,355,475 ÷ 325,110 shares outstanding) no par value, unlimited shares authorized		$28.78
Offering price per share (100/94.50 of $28.78)		$30.46
Redemption proceeds per share		$28.78
Institutional Shares:
Net asset value per share ($201,285,198 ÷ 6,992,543 shares outstanding) no par value, unlimited shares authorized		$28.79
Offering price per share		$28.79
Redemption proceeds per share		$28.79
Service Shares:
Net asset value per share ($305,219,554 ÷ 10,601,376 shares outstanding) no par value, unlimited shares authorized		$28.79
Offering price per share		$28.79
Redemption proceeds per share		$28.79
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $3,972 received from affiliated holding (Note 5))			$5,441,754
Expenses:
Investment adviser fee (Note 5)		$1,871,341
Administrative fee (Note 5)		195,444
Custodian fees		12,017
Transfer agent fees		213,613
Directors'/Trustees' fees (Note 5)		5,788
Auditing fees		12,174
Legal fees		5,804
Other service fees (Notes 2 and 5)		363,281
Portfolio accounting fees		60,576
Share registration costs		29,537
Printing and postage		12,972
Miscellaneous (Note 5)		9,548
TOTAL EXPENSES		2,792,095
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(509,278)
Reimbursement of other operating expenses (Notes 2 and 5)	(18,935)
TOTAL WAIVER AND REIMBURSEMENTS		(528,213)
Net expenses			2,263,882
Net investment income			3,177,872
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			17,692,817
Net change in unrealized appreciation of investments			(1,814,078)
Net realized and unrealized gain on investments			15,878,739
Change in net assets resulting from operations			$19,056,611
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,177,872	$4,031,654
Net realized gain on investments	17,692,817	33,650,216
Net change in unrealized appreciation/depreciation of investments	(1,814,078)	17,882,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,056,611	55,563,900
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(38,888)	(12,279)
Institutional Shares	(1,374,155)	(1,076,213)
Service Shares	(1,945,540)	(2,646,200)
Distributions from net realized gain on investments
Class A Shares	(283,983)	—
Institutional Shares	(11,724,788)	(4,433,491)
Service Shares	(21,704,067)	(25,902,105)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,071,421)	(34,070,288)
Share Transactions:
Proceeds from sale of shares	121,902,006	255,699,394
Net asset value of shares issued to shareholders in payment of distributions declared	35,040,765	31,161,090
Cost of shares redeemed	(105,421,806)	(93,721,033)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,520,965	193,139,451
Change in net assets	33,506,155	214,633,063
Net Assets:
Beginning of period	482,354,072	267,721,009
End of period (including undistributed net investment income of $272,292 and $453,003, respectively)	$515,860,227	$482,354,072
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated MDT Stock Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Institutional Shares, and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide growth of income and capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A and Service Shares may bear other service fees unique to that class.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$7,003	$(654)
Service Shares	356,278	(18,281)
TOTAL	$363,281	$(18,935)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Period Ended 10/31/2014[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	217,715	$6,248,835	192,836	$5,725,584
Shares issued to shareholders in payment of distributions declared	11,242	322,057	410	12,279
Shares redeemed	(21,559)	(613,301)	(75,534)	(2,235,496)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	207,398	$5,957,591	117,712	$3,502,367
1	Reflects operations for the period from May 1, 2014 (date of initial investment) to October 31, 2014.

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,554,765	$73,383,654	5,026,300	$145,033,439
Shares issued to shareholders in payment of distributions declared	444,429	12,734,098	200,079	5,375,110
Shares redeemed	(1,529,756)	(43,886,451)	(1,071,029)	(30,527,976)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,469,438	$42,231,301	4,155,350	$119,880,573
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,466,102	$42,269,517	3,661,234	$104,940,371
Shares issued to shareholders in payment of distributions declared	767,245	21,984,610	970,284	25,773,701
Shares redeemed	(2,123,634)	(60,922,054)	(2,145,834)	(60,957,561)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	109,713	$3,332,073	2,485,684	$69,756,511
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,786,549	$51,520,965	6,758,746	$193,139,451
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $443,625,332. The net unrealized appreciation of investments for federal tax purposes was $70,900,190. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $78,571,459 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,671,269.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser will waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under Federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser waived $503,207 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Services Fees
For the six months ended April 30, 2015, FSSC received $16,984 and reimbursed $18,935 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of the Fund shares prior to investment. For the six months ended April 30, 2015, FSC retained $6,658 in sales charges from the sale of Class A shares.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expenses allocated from affiliated partnerships and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 0.76% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $6,071. Transactions with the affiliated holding during the six months ended April 30, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2014	11,664,912
Purchases/Additions	83,245,959
Sales/Reductions	(85,293,458)
Balance of Shares Held 4/30/2015	9,617,413
Value	$9,617,413
Dividend Income	$3,972
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$197,392,251
Sales	$179,742,726
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,038.80	$5.00
Institutional Shares	$1,000	$1,039.80	$3.89
Service Shares	$1,000	$1,038.70	$5.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$4.96
Institutional Shares	$1,000	$1,020.98	$3.86
Service Shares	$1,000	$1,019.89	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Institutional Shares	0.77%
Service Shares	0.99%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
federated mdt stock trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313900508
CUSIP 313900409
CUSIP 313900102

8083101 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015